Taxes (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Taxes
Cumulative net operating loss	$ 24,600,000	$ 200,000
Enterprise Income Tax	25.00%
Valuation allowance	$ 7,100,000	60,387
Preferential tax rate	15.00%
Recovery in valuation allowance	$ 7,000,000.0	(226,799)	$ 29,336
High and New Technology Enterprises effective period	3 years
Revenue of from selling activated carbon exempt from income tax (as a percent)	10.00%
Decrease in income tax due to impact of reduced tax rate	$ 12,251	$ 230,332	$ 245,816
Benefit of the reduced tax rate and tax exemption on net income per share (basic and diluted)	$ 0.01	$ 0.32	$ 0.49
Income tax paid as assessed by Tax Authority	$ 135,000